Operating segments	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Operating segments

15.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2022 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the gross-up of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of tax-exempt net interest income and non-interest income to an equivalent before-tax basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest income arising from taxable and tax-exempt sources.

	For the three months ended April 30, 2023
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$2,340	$2,007	$209	$384	$(474)	$4,466
Non-interest income (4)(5)	794	745	1,091	968	(135)	3,463
Total revenues	3,134	2,752	1,300	1,352	(609)	7,929
Provision for credit losses	218	436	2	53	–	709
Non-interest expenses	1,457	1,479	818	752	70	4,576
Provision for income taxes	399	172	124	146	(356)	485
Net income	$1,060	$665	$356	$401	$(323)	$2,159
Net income attributable to non-controlling interests in subsidiaries	$–	$23	$3	$–	$–	$26
Net income attributable to equity holders of the Bank	$1,060	$642	$353	$401	$(323)	$2,133
Average assets ($ billions)	$451	$239	$34	$488	$178	$1,390
Average liabilities ($ billions)	$367	$181	$41	$446	$278	$1,313
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $25, International Banking – $69, Global Wealth Management – $5, and Other – $(35).

	For the three months ended January 31, 2023
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$2,386	$1,899	$213	$454	$(383)	$4,569
Non-interest income (4)(5)	778	802	1,110	1,049	(328)	3,411
Total revenues	3,164	2,701	1,323	1,503	(711)	7,980
Provision for credit losses	218	404	1	15	–	638
Non-interest expenses	1,449	1,436	802	773	4	4,464
Provision for income taxes	410	169	133	196	198	1,106
Net income	$1,087	$692	$387	$519	$(913)	$1,772
Net income attributable to non-controlling interests in subsidiaries	$–	$38	$2	$–	$–	$40
Net income attributable to equity holders of the Bank	$1,087	$654	$385	$519	$(913)	$1,732
Average assets ($ billions)	$450	$228	$34	$481	$187	$1,380
Average liabilities ($ billions)	$357	$169	$42	$455	$282	$1,305
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $120 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $15, International Banking – $63, Global Wealth Management – $3, and Other – $(65).

	For the three months ended April 30, 2022
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$2,144	$1,687	$184	$360	$98	$4,473
Non-interest income (4)(5)	759	720	1,174	902	(86)	3,469
Total revenues	2,903	2,407	1,358	1,262	12	7,942
Provision for credit losses	(12)	276	1	(46)	–	219
Non-interest expenses	1,324	1,268	803	653	111	4,159
Provision for income taxes	412	182	145	167	(89)	817
Net income	$1,179	$681	$409	$488	$(10)	$2,747
Net income attributable to non-controlling interests in subsidiaries	$–	$76	$2	$–	$–	$78
Net income attributable to equity holders of the Bank	$1,179	$605	$407	$488	$(10)	$2,669
Average assets ($ billions)	$423	$204	$32	$431	$174	$1,264
Average liabilities ($ billions)	$326	$149	$48	$400	$269	$1,192
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $18, International Banking – $77, Global Wealth Management – $5, and Other – $(16).

	For the six months ended April 30, 2023
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$4,726	$3,906	$422	$838	$(857)	$9,035
Non-interest income (4)(5)	1,572	1,547	2,201	2,017	(463)	6,874
Total revenues	6,298	5,453	2,623	2,855	(1,320)	15,909
Provision for credit losses	436	840	3	68	–	1,347
Non-interest expenses	2,906	2,915	1,620	1,525	74	9,040
Provision for income taxes	809	341	257	342	(158)	1,591
Net income	$2,147	$1,357	$743	$920	$(1,236)	$3,931
Net income attributable to non-controlling interests in subsidiaries	$–	$61	$5	$–	$–	$66
Net income attributable to equity holders of the Bank	$2,147	$1,296	$738	$920	$(1,236)	$3,865
Average assets ($ billions)	$450	$233	$34	$484	$185	$1,386
Average liabilities ($ billions)	$362	$175	$42	$450	$280	$1,309
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $239 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $40, International Banking – $132, Global Wealth Management – $8, and Other – $(100).

	For the six months ended April 30, 2022
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (2)	Total
Net interest income (3)	$4,277	$3,335	$358	$733	$114	$8,817
Non-interest income (4)(5)	1,500	1,469	2,422	1,933	(150)	7,174
Total revenues	5,777	4,804	2,780	2,666	(36)	15,991
Provision for credit losses	(47)	550	–	(62)	–	441
Non-interest expenses	2,606	2,553	1,665	1,323	235	8,382
Provision for income taxes	838	390	291	356	(194)	1,681
Net income	$2,380	$1,311	$824	$1,049	$(77)	$5,487
Net income attributable to non-controlling interests in subsidiaries	$–	$161	$5	$–	$–	$166
Net income attributable to equity holders of the Bank	$2,380	$1,150	$819	$1,049	$(77)	$5,321
Average assets ($ billions)	$417	$200	$32	$438	$164	$1,251
Average liabilities ($ billions)	$323	$146	$48	$403	$258	$1,178
(1)	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $184 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $26, International Banking – $145, Global W ealt h Management – $6, and Other – $(2).